Description of Business, Organization and Significant Concentrations and Risk - VIE Financial Statements (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity
Net cash used in investing activities	¥ (20,604,329)	¥ (36,945,321)	$ (5,306,863)	¥ 1,201,735,714
Net cash received from financing activities	¥ (70,148,709)	57,566,469	$ 8,268,906	(949,893,989)
ATA Intelligent Learning
Variable Interest Entity
Net cash used in investing activities		(77,492,873)		(12,458,500)
Net cash received from financing activities		54,000,000		38,000,000
ATA Intelligent Learning | Eliminations | Subsidiaries
Variable Interest Entity
Net cash used in investing activities		71,483,973		12,450,000
Net cash received from financing activities		¥ 54,000,000		¥ 38,000,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations | Subsidiaries
Variable Interest Entity
Percentage of equity interest		30.96%	30.96%